BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt	Borrowed funds consisted of the following:
	December 31,
	2014	2013

Reverse Repurchase Agreement	$5,000,000	$5,000,000
FHLB advances	84,450,067	47,000,000
	$89,450,067	$52,000,000

Future Annual Principal Repayments Of Federal Home Loan Bank Advances
Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2014, were as follows:

Year	Amount

2015	$80,468,000
2016	982,067
2017	-
2018	-
2019	3,000,000
Total	$84,450,067